Net finance costs (Tables)	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Disclosure of finance costs

	Year ended September 30
	2023	2022
	$	$
Interest on long-term debt	53,871	57,752
Interest on lease liabilities	29,115	27,426
Net interest costs on net defined benefit obligations or assets (Note 17)	4,782	1,626
Other finance costs	6,192	8,413
Finance costs	93,960	95,217
Finance income	(41,497)	(3,194)
	52,463	92,023